Shareholders' Equity (Details 3) - Warrants 2013 [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Class of Stock [Line Items]
Number of warrants | shares	22,575
Exercise Price | $ / shares	$ 2.00
Minimum [Member]
Class of Stock [Line Items]
Expiration date	Sep. 10, 2018
Maximum [Member]
Class of Stock [Line Items]
Expiration date	Sep. 17, 2018